List of direct and indirect subsidiaries (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CI&T Delaware LLC
List of direct and indirect subsidiaries
Country of Origin	[1]	United States
CI&T Delaware LLC | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	100.00%	100.00%	0.00%
CI&T Delaware LLC | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
CI&T Software S.A.
List of direct and indirect subsidiaries
Country of Origin		Brazil
CI&T Software S.A. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software S.A. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
CI&T Japan, Inc.
List of direct and indirect subsidiaries
Country of Origin		Japan
CI&T Japan, Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	100.00%
CI&T Japan, Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
CI&T China Inc.
List of direct and indirect subsidiaries
Country of Origin		China
CI&T China Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T China Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T IOT
List of direct and indirect subsidiaries
Country of Origin	[2]	Brazil
CI&T IOT | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	100.00%
CI&T IOT | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
CI&T Portugal Unipessoal Lda.
List of direct and indirect subsidiaries
Country of Origin		Portugal
CI&T Portugal Unipessoal Lda. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	100.00%
CI&T Portugal Unipessoal Lda. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
CI&T Australia PTY Ltd.
List of direct and indirect subsidiaries
Country of Origin		Australia
CI&T Australia PTY Ltd. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	100.00%
CI&T Australia PTY Ltd. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
Dextra Inc.
List of direct and indirect subsidiaries
Country of Origin	[3]	United States
Dextra Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
Dextra Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	100.00%	0.00%
CINQ Inc.
List of direct and indirect subsidiaries
Country of Origin	[3]	United States
CINQ Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
CINQ Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[3]	100.00%	100.00%	0.00%
CI&T, Inc. (“CI&T US”)
List of direct and indirect subsidiaries
Country of Origin		United States
CI&T, Inc. (“CI&T US”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	100.00%
CI&T, Inc. (“CI&T US”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	0.00%
CI&T Software Inc. (“CI&T Canada”)
List of direct and indirect subsidiaries
Country of Origin		Canada
CI&T Software Inc. (“CI&T Canada”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Software Inc. (“CI&T Canada”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T UK Limited. (“CI&T UK”)
List of direct and indirect subsidiaries
Country of Origin		United Kingdom
CI&T UK Limited. (“CI&T UK”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T UK Limited. (“CI&T UK”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
CI&T Colombia
List of direct and indirect subsidiaries
Country of Origin		Colombia
CI&T Colombia | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Colombia | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	0.00%	0.00%
CI&T Argentina S/A
List of direct and indirect subsidiaries
Country of Origin		Argentina
CI&T Argentina S/A | Direct
List of direct and indirect subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
CI&T Argentina S/A | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
NTERSOL Consulting LLC (“NTERSOL”)
List of direct and indirect subsidiaries
Country of Origin	[4]	United States
NTERSOL Consulting LLC (“NTERSOL”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
NTERSOL Consulting LLC (“NTERSOL”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	0.00%	0.00%
CoreIP Holdings, Inc.
List of direct and indirect subsidiaries
Country of Origin	[4]	United States
CoreIP Holdings, Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
CoreIP Holdings, Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[4]	100.00%	0.00%	0.00%
Somo Global Ltd (“Somo”)
List of direct and indirect subsidiaries
Country of Origin	[5]	United Kingdom
Somo Global Ltd (“Somo”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
Somo Global Ltd (“Somo”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Somo Custom Ltd
List of direct and indirect subsidiaries
Country of Origin	[5]	United Kingdom
Somo Custom Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Somo Custom Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
Somo Global Inc.
List of direct and indirect subsidiaries
Country of Origin	[5]	United States
Somo Global Inc. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Somo Global Inc. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
Somo Global SAS.
List of direct and indirect subsidiaries
Country of Origin	[5]	Colombia
Somo Global SAS. | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Somo Global SAS. | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
Ideonyx Ltd (in liquidation)
List of direct and indirect subsidiaries
Country of Origin	[5]	United Kingdom
Ideonyx Ltd (in liquidation) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Ideonyx Ltd (in liquidation) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
Somo Ltd (dormant)
List of direct and indirect subsidiaries
Country of Origin	[5]	United Kingdom
Somo Ltd (dormant) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	0.00%	0.00%	0.00%
Somo Ltd (dormant) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[5]	100.00%	0.00%	0.00%
CI&T Oceania PTY Ltd (“Transpire”)
List of direct and indirect subsidiaries
Country of Origin	[6]	Australia
CI&T Oceania PTY Ltd (“Transpire”) | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[6]	100.00%	0.00%	0.00%
CI&T Oceania PTY Ltd (“Transpire”) | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[6]	0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd
List of direct and indirect subsidiaries
Country of Origin	[6]	Australia
Unconstrained Thinking PTY Ltd | Direct
List of direct and indirect subsidiaries
% holding of subsidiary	[6]	0.00%	0.00%	0.00%
Unconstrained Thinking PTY Ltd | Indirect
List of direct and indirect subsidiaries
% holding of subsidiary	[6]	100.00%	0.00%	0.00%

[1]	Refers to note 1.a.
[2]	In July 2019, the subsidiary CI&T IOT Comércio de Hardware e Software Ltda. started its operations. The subsidiary’s main activity is the sale of technology devices and software on environment management platforms for efficient use of spaces. In April 2021, the partial spin-off on the CI&T IOT investment was approved with the transfer of its net equity to CI&T Brazil’s shareholders.
[3]	In August 2021, CI&T Brazil completed the acquisition of 100% of the shareholding control of Dextra Investimentos S.A. and its subsidiaries (see note 9.1).
[4]	In November 2022, the Company completed the acquisition of 100% of the share holding control of NTERSOL Consulting LLC and its subsidiary (see note 9.5).
[5]	In January 2022, the Company completed the acquisition of 100% of the shareholding control of Somo Global Ltd and its subsidiaries (see note 9.2).
[6]	In September 2022, the Company completed the acquisition of 100% of the shareholding control of Transpire Technology Pty Ltd and it subsidiary (see note 9. 4).